Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 2,449,000	$ 1,405,000
Prepaid expenses and other current assets	283,000	110,000
Income tax receivable	361,000	332,000
Total current assets	3,093,000	1,847,000
Other noncurrent assets	51,000	51,000
Total assets	3,144,000	1,898,000
Current liabilities:
Accounts payable	597,000	1,064,000
Accrued expenses	304,000	216,000
Convertible notes payable, net of debt discounts		64,000
Term debt, current portion	116,000	286,000
Unsecured promissory note payable	742,000
Total current liabilities	1,759,000	1,630,000
Total liabilities	1,759,000	1,630,000
Stockholders' equity:
Preferred stock, $0.001 par value; 10,000,000 authorized; no shares issued or outstanding as of December 31, 2019 and December 31, 2018	0	0
Common stock, $0.001 par value; 100,000,000 authorized; 6,631,308 and 5,077,483 shares issued and outstanding, as of December 31, 2019 and December 31, 2018, respectively	7,000	5,000
Additional paid-in capital	42,331,000	35,038,000
Accumulated deficit	(41,258,000)	(35,058,000)
Accumulated comprehensive income	305,000	283,000
Total stockholders' equity	1,385,000	268,000
Total liabilities and stockholders' equity	$ 3,144,000	$ 1,898,000